Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2016
Cash Payments	Cash payments during fiscal 2014, 2015 and 2016 are as follows:

	Millions of yen
	2014	2015	2016
Cash payments:
Interest	¥88,385	¥76,755	¥77,321
Income taxes, net	32,831	83,462	31,046